Note 8 - Convertible Notes	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Note 8 - Convertible Notes

Note 3 – Convertible Notes

In March 2017, the Company issued short-term Promissory Notes ("Notes") to various holders with combined face value of $965,500. The Notes are payable within three years of issuance and are convertible into 3,862,000 shares of the Company's common stock. The Company also issued 3,862,000 common stock warrants to the Note holders. The warrants are exercisable at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.60 per share for a period of three years.  The beneficial conversion feature resulting from the discounted conversion price compared to the market price was calculated based on the date of issuance to be $416,733 after adjusting the effective conversion price for the relative fair value of the note proceeds compared to the fair value of the attached warrants and note. In addition to this discount related to the beneficial conversion feature, an additional discount of $548,767 was recorded based on the fair value of the warrants attached to the note. This value was derived using the Black-Scholes valuation model.

During the three months ended June 30, 2017, the Company issued short-term Promissory Notes ("Notes") to various holders with combined face value of $1,034,500. The Notes are payable within three years of issuance and are convertible into 4,138,000 shares of the Company's common stock. The Company also issued 4,138,000 common stock warrants to the Note holders. The warrants are exercisable at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.60 per share for a period of three years.  The beneficial conversion feature resulting from the discounted conversion price compared to the market price was calculated based on the date of issuance to be $487,957 after adjusting the effective conversion price for the relative fair value of the note proceeds compared to the fair value of the attached warrants and note. In addition to this discount related to the beneficial conversion feature, an additional discount of $480,236 was recorded based on the fair value of the warrants attached to the note. This value was derived using the Black-Scholes valuation model.

In July, 2017, the Company entered into a Placement Agent's Agreement with a third-party brokerage firm to offer units consisting of a $1,000 6% promissory note convertible into 4,000 shares of the Company's common stock at $0.25 per share and 4,000 warrants to purchase shares of the Company's' common stock at an exercise price of $0.65 per share for the period of three years.

During the three months ended September 30, 2017, the Company issued short-term Promissory Notes ("Notes") to various holders with combined face value of $3,085,000. The Notes are payable within three years of issuance and are convertible into 12,340,000 shares of the Company's common stock. The Company also issued 12,340,000 common stock warrants to the Note holders. The warrants are exercisable at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.65 per share for a period of three years.  The beneficial conversion feature resulting from the discounted conversion price compared to the market price was calculated based on the date of issuance to be $1,541,797 after adjusting the effective conversion price for the relative fair value of the note proceeds compared to the fair value of the attached warrants and note. In addition to this discount related to the beneficial conversion feature, an additional discount of $1,532,335 recorded based on the fair value of the warrants attached to the note. This value was derived using the Black-Scholes valuation model.

During the three months ended December 31, 2017, the Company issued short-term Promissory Notes ("Notes") to various holders with combined face value of $4,116,000. The Notes are payable within three years of issuance and are convertible into 16,464,000 shares of the Company's common stock. The Company also issued 16,464,000 common stock warrants to the Note holders. The warrants are exercisable at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.65 per share for a period of three years.  The beneficial conversion feature resulting from the discounted conversion price compared to the market price was calculated based on the date of issuance to be $1,600,808 after adjusting the effective conversion price for the relative fair value of the note proceeds compared to the fair value of the attached warrants and note. In addition to this discount related to the beneficial conversion feature, an additional discount of $2,417,856 was recorded based on the fair value of the warrants attached to the note. This value was derived using the Black-Scholes valuation model.

The Notes and Warrants were issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act of 1933 (the "Securities Act") and/or Rule 506 of Regulation D under the Securities Act, as amended.

As of September 30, 2018, convertible notes of $488,395 remained outstanding, net of discount of $768,605. The net amount is reported in Notes Payable under the current liabilities section of the Company's Condensed Consolidated Balance Sheet as of September 30, 2018.

Note 8 – Convertible Notes

In February 2016, the Company issued a short-term Promissory Note (“Note”) with a face value of $192,500 resulting in aggregate proceeds of $175,000 reflecting a 9.1% original discount and a nominal rate of 10%. The Note is payable within one year of issuance and is convertible into 962,500 shares of the Company’s common stock and 962,500 common stock purchase warrants at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.50 per share for a period of three years.  The beneficial conversion feature resulting from the discounted conversion price compared to the market price was calculated based on the date of issuance to be $94,037 after adjusting the effective conversion price for the relative fair value of the note proceeds compared to the fair value of the attached warrants and note. In addition to this discount related to the beneficial conversion feature, an additional discount of $66,912 was recorded based on the fair value of the 962,500 warrants attached to the note. This value was derived using the Black-Scholes valuation model.

In February, 2017, the Company received a notice from the Holder of the Short-Term Promissory Note (“Note”) issued in February 2016 with face value of $192,500. The Holder had elected to convert all of the Company’s indebtedness into common stock of the Company pursuant to the Convertible Note Agreement. Accordingly, the Company had issued 965,500 shares of its common stock ($192,500 converted at a price of $0.20 per share).

In March 2016, the Company issued a short-term Promissory Note (“Note”) with a face value of $300,000 resulting in aggregate proceeds of $250,000 reflecting a 16.67% original discount and a nominal rate of 20%. The Note is payable within one year of issuance and is convertible into 1,500,000 shares of the Company’s common stock and 1,500,000 common stock to purchase warrants at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.50 per share for a period of three years. The beneficial conversion feature resulting from the discounted conversion price compared to the market price was calculated based on the date of issuance to be $143,750 after adjusting the effective conversion price for the relative fair value of the note proceeds compared to the fair value of the attached warrants and note. In addition to this discount related to the beneficial conversion feature, an additional discount of $93,750 was recorded based on the fair value of the 1,500,000 warrants attached to the note.

In November, 2016, the Company received a notice that the Noteholder had elected to convert its $300,000 Note into common stock of the Company pursuant to the Short-Term Convertible Note Agreement.  Accordingly, the Company issued 1,500,000 shares of its common stock ($300,000 converted at a price of $0.20 per share) and a warrant to purchase 1,500,000 shares of the Company’s common stock at the price of $0.50 per share for the period of three years.  As a result of the conversion, the Company recorded a loss of $0.1 million.

In July 2016, the Company issued a short-term Promissory Note (“Note”) resulting in aggregate proceeds of $500,000. The Note is payable within one year of issuance and is convertible into 2,500,000 shares of the Company’s common stock at any time and from time to time before maturity at the option of the holder. The beneficial conversion feature resulting from the discounted conversion price compared to the market price was calculated based on the date of issuance to be $350,000 after adjusting the effective conversion price for the relative fair value of the note proceeds compared to the fair value of the Note.

In January, 2017, the Company received a notice from the Holder of the Short-Term Promissory Note (“Note”) issued in July 2016 with face value of $500,000. The Holder had elected to convert $500,000 of the Company’s indebtedness into common stock of the Company pursuant to the Convertible Note Agreement. Accordingly, the Company had issued 2,538,333 shares of its common stock ($500,000 principal and $38,333 accrued interest converted at a price of $0.20 per share). As a result of the conversion, the Company recorded a loss of $0.2 million.

In March 2017, the Company issued short-term Promissory Notes (“Notes”) to various holders with combined face value of $965,500. The Notes are payable within three years of issuance and are convertible into 3,862,000 shares of the Company’s common stock and 3,862,000 common stock purchase warrants at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.60 per share for a period of three years.  The beneficial conversion feature resulting from the discounted conversion price compared to the market price was calculated based on the date of issuance to be $416,733 after adjusting the effective conversion price for the relative fair value of the note proceeds compared to the fair value of the attached warrants and note. In addition to this discount related to the beneficial conversion feature, an additional discount of $548,767 was recorded based on the fair value of the warrants attached to the note. This value was derived using the Black-Scholes valuation model.

During the three months ended June 30, 2017, the Company issued short-term Promissory Notes (“Notes”) to various holders with combined face value of $1,034,500. The Notes are payable within three years of issuance and are convertible into 4,138,000 shares of the Company’s common stock. The Company also issued 4,138,000 common stock warrants to the Note holders. The warrants are exercisable at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.60 per share for a period of three years.  The beneficial conversion feature resulting from the discounted conversion price compared to the market price was calculated based on the date of issuance to be $487,957 after adjusting the effective conversion price for the relative fair value of the note proceeds compared to the fair value of the attached warrants and note. In addition to this discount related to the beneficial conversion feature, an additional discount of $480,236 was recorded based on the fair value of the warrants attached to the note. This value was derived using the Black-Scholes valuation model.

In July, 2017, the Company entered into a Placement Agent’s Agreement with a third-party brokerage firm to offer units consisting of a $1,000 6% promissory note convertible into 4,000 shares of the Company’s common stock at $0.25 per share and 4,000 warrants to purchase shares of the Company’s’ common stock at an exercise price of $0.65 per share for the period of three years.

During the three months ended September 30, 2017, the Company issued short-term Promissory Notes (“Notes”) to various holders with combined face value of $3,085,000. The Notes are payable within three years of issuance and are convertible into 12,340,000 shares of the Company’s common stock. The Company also issued 12,340,000 common stock warrants to the Note holders. The warrants are exercisable at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.65 per share for a period of three years.  The beneficial conversion feature resulting from the discounted conversion price compared to the market price was calculated based on the date of issuance to be $1,541,797 after adjusting the effective conversion price for the relative fair value of the note proceeds compared to the fair value of the attached warrants and note. In addition to this discount related to the beneficial conversion feature, an additional discount of $1,532,335 recorded based on the fair value of the warrants attached to the note. This value was derived using the Black-Scholes valuation model.

During the three months ended December 31, 2017, the Company issued short-term Promissory Notes (“Notes”) to various holders with combined face value of $4,116,000. The Notes are payable within three years of issuance and are convertible into 16,464,000 shares of the Company’s common stock. The Company also issued 16,464,000 common stock warrants to the Note holders. The warrants are exercisable at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.65 per share for a period of three years.  The beneficial conversion feature resulting from the discounted conversion price compared to the market price was calculated based on the date of issuance to be $1,600,808 after adjusting the effective conversion price for the relative fair value of the note proceeds compared to the fair value of the attached warrants and note. In addition to this discount related to the beneficial conversion feature, an additional discount of $2,417,856 was recorded based on the fair value of the warrants attached to the note. This value was derived using the Black-Scholes valuation model.

The Notes and Warrants were issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act of 1933 (the “Securities Act”) and/or Rule 506 of Regulation D under the Securities Act, as amended.